Depreciation and amortization expenses (Tables)	12 Months Ended
Dec. 31, 2025
Depreciation and amortization expenses
Schedule of components of depreciation and amortization expenses
	2025	2024	2023
	US $ in millions

Cost of voyages and related services:
Depreciation	1,259.5	1,130.2	1,449.8
General and administrative	26.6	12.3	22.0
	1,286.1	1,142.5	1,471.8